Prepayments, accrued income and other assets (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about prepayments, accrued income and other assets

		2018	2017
	Footnotes	$m	$m
Prepayments and accrued income		8,715	7,929
Settlement accounts	1, 2	13,957	N/A
Cash collateral and margin receivables	1, 2	33,202	N/A
Assets held for sale		735	781
Bullion		13,753	13,128
Endorsements and acceptances		9,623	9,750
Reinsurers’ share of liabilities under insurance contracts (Note 4)		2,506	2,471
Employee benefit assets (Note 6)		7,934	8,752
Property, plant and equipment		10,060	10,027
Other accounts		10,086	14,353
At 31 Dec		110,571	67,191

1
Settlement accounts, cash collateral and margin receivables were reclassified from ‘Trading assets’ to ‘Other assets’ on 1 January 2018 and comparative data was not restated. This reclassification was in accordance with IFRS 9. See Note 37 for further details.

2
Settlement accounts, cash collateral and margin receivables were reclassified from ‘Loans and advances to banks and customers’ to ‘Other assets’ on 1 January 2018. This reclassification is to better reflect the nature of these balances and ensure consistency of presentation. Comparative data was not restated as the reclassification is not significant in the context of other changes to the balance sheet resulting from the adoption of IFRS 9. See Note 37 for further details.